                                 FORM N-23C-3
                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number 811-8727
                                        --------

2.   Date of Notification: October 18, 1999
                           ----------------

3.   Exact name of investment company as specified in registration statement:

                NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.

4.   Address of principal executive office:

                              286 CONGRESS STREET
                          C/O CYPRESSTREE INVESTMENTS
                                BOSTON MA 02210

5.   Check one of the following:

     A. [ X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B.   [   ]  The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C.   [   ]  The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


By:  T. Brown
     Assistant Treasurer

--------------------------------------------------------------------------------
 This is notification of the regularly scheduled monthly tender offer. If you are not interested in selling your shares at this time, kindly disregard this notice.
--------------------------------------------------------------------------------


October 18, 1999


Dear North American Senior Floating Rate Fund, Inc. Shareholder:

This letter is to announce the monthly tender offer, also referred to as a repurchase offer, for the North American Senior Floating Rate Fund, Inc. The purpose of this tender offer is to provide easy access to your assets. The Fund will repurchase shares only by tender offer and only during the Fund's regularly scheduled monthly tender offers.

The monthly tender offer period will begin on October 18, 1999, and end on October 29, 1999. If you wish to redeem shares, your repurchase request form must be received by 4:00 p.m. on October 29, 1999. All repurchase request forms received during this period will be processed on October 29, 1999. Unless you direct otherwise, the longest-held Class C shares will be repurchased first.

Please disregard this notice if you are not interested in selling shares at this time. However, if you would like to sell shares for cash in this tender offer or exchange to one of the other North American portfolios, complete the Repurchase Request Form included with this letter and return it to North American Funds, P.O. Box 8505, Boston, MA 02266-8505.

          All requests to tender shares must be received in good order by the Fund by 4:00 p.m. October 29,1999.

If you have any questions, call your financial consultant, or call North American Funds at 1-800-872-8037.


Sincerely,


North American Funds Shareholder Services

                NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
                           REPURCHASE OFFER DOCUMENT

1.   The Offer. North American (the "Fund") is offering (the "Offer") to
     ---------
     repurchase for cash up to ten (10%) of its issued and outstanding shares ("Shares") at a price equal to the net asset value per share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below), upon the terms and conditions set forth herein. The purpose of the Offer is to provide liquidity to shareholders because no secondary market exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.   Net Asset Value. The NAV of the Funds on October 6, 1999 was $9.98 per
     ---------------
     Share. The NAV can fluctuate. Please call North American at 1-800-872-8037 for current price information. The Fund's shares are not traded on any organized market.

3.   Repurchase Request Deadline. All tenders of Shares for repurchase must be
     ---------------------------
     received in proper form by the Fund on or before 4:00 p.m. Eastern time, on October 29, 1999.

4.   Repurchase Pricing Date. The NAV for the repurchase will be determined on
     -----------------------
     October 29, 1999. This NAV could be lower than the NAV on the date you submit your Repurchase Request Form.

5.   Payment for Shares Repurchased. The Fund expects to make payment for all
     ------------------------------
     shares repurchased the day following the Repurchase Pricing Date; in any event, the Fund will pay repurchase proceeds within 5 business days or 7 calendar days (whichever is sooner) after the Repurchase Pricing Date. The Fund will not charge a repurchase fee. An early withdrawal charge of up to 3% may be imposed on Class B shares that have been held for less than four years and 1% on Class C shares that have been held for less than one year. Please check your shareholdings and the Fund's prospectus.

6.   Increase in Number of Shares Repurchased: Pro Rata Repurchases. If
     --------------------------------------------------------------
     shareholders tender for repurchase more than 10% of the Shares, the Fund may (but is not obligated to) repurchase an additional two percent (2%) of the shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender an amount exceeding 12% of the Shares, the Fund will repurchase shares tendered on a pro rata basis.

     There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at net asset value. You may have to wait until a later month to tender shares that the Fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during this time period.

7.   Withdrawal of Shares to be Repurchased. Tenders of shares may be withdrawn
     --------------------------------------
     or modified at any time prior to 4:00 p.m. Eastern Time, on October 29, 1999.

8.  Suspension or Postponement of Repurchase Offer. The Fund may suspend or
    ----------------------------------------------
    postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited and include the following:

          (a) if the Repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
          (b) for any period during which an emergency exists as a result of which is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;
          (c) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders;
          (d) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association (e.g., NASDAQ) and the Repurchase would cause the shares to lose that status; or
          (e) during any period in which any market on which the shares are principally traded is closed, or during any period in which trading on the market is restricted.

You will be notified if the Fund suspends or postpones the Offer. If the Fund renews the Offer after a suspension or postponement, you will be sent a new notification.

9.  Tax Consequences. Shareholders should consult their tax advisors regarding
    ----------------
the specific tax consequences, including state and local tax consequences, of participating in the repurchase. A tender of shares pursuant to the repurchase offer will be treated as a taxable sale of the Shares.
The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized would be treated as a capital gain or loss by shareholders that hold their Shares as a capital asset.

10. Documents in Proper Form.  All questions as to validity, form, eligibility
    -------------------------
(including time of receipt) and acceptance of tenders of shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the offer or any defect in any tender of shares whether generally or with respect to any particular share(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.
Neither the Fund, its affiliates, nor any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

                                   * * * * *

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Repurchase Procedures. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For per share net asset value and other information, or for a copy of the Fund's prospectus, contact your financial consultant or call North American Funds at 1-800-872-8037.

                                                  Dated: October 18, 1999

                NORTH AMERICAN SENIOR FLOATING RATE FUND, INC.
                            REPURCHASE REQUEST FORM

Please accept this tender of the shares designated below for repurchase at a price equal to their net asset value (NAV) per share on the repurchase pricing date, less any applicable early withdrawal charge.

1.  Account
Registration:___________________________________________________________________
If joint account, both shareholders must sign. If shareholder is a corporation or trust, capacity to act must be included (i.e., resolution of certification).

2.  Account Number:                          3.  DayTime Telephone Number:

   ________________________                      (_____)____________________


4.  Shares Tendered: Please check applicable box(es)*

  [_] Dollar Amount.............  Please tender enough shares to net $________

  [_] Share Amount..............  Please tender ________ shares from my Account.

  [_] Full Tender  .............  Please tender all shares from my Account.

  [_] IRA Distribution..........  Please complete section below.

-------------------------------------------------------------------------------------------------
Federal Income Tax Withholding     [_] I do not want federal income tax withheld
                                       from my distribution.
                                   [_] Withhold ______% of my distribution for
                                       federal income tax.

Reason for IRA Distribution        [_] Pre-Exempt    [_] Premature    [_] Over 591/2 years of age

                                   [_] Disability    [_] Minimum Distribution

                                   [_] Return of Excess Contribution
-------------------------------------------------------------------------------------------------

5.  Payment and Delivery Instructions:  Please make check payable and mail to:

      [_] Address of Record                  [_] *Other
                                                 _______________________

* Your request to tender over $50,000.00 or to send checks to an address other than that of record must be signature guaranteed by a member firm of a regional national securities exchange or of an NASD member, a commercial bank or trust company or other eligible guarantor institution as defined in Rule 17Ad-15(a)(2) under the Securities and Exchange Act of 1934.

6.  EXCHANGE TO:                        $ AMOUNT                                      $ AMOUNT
Int'l Small Cap        904 B   905 C   --------     Equity-Income      249 B   270 C   -------
Int'l Equity           786 B   787 C   --------     Balanced           251 B   372 C   -------
Global Equity          247 B   280 C   --------     Strategic Income   256 B   329 C   -------
Emerging Growth        323 B   324 C   --------     Invt Quality Bond  257 B   331 C   -------
Small/Mid Cap          901 B   902 C   --------     Nat'l Muni Bond    277 B   354 C   -------
Growth Equity          907 B   908 C   --------     US Gov't Secs      253 B   307 C   -------
Tax Sensitive          320 B   321 C   --------     Money Market       279 B   373 C   -------
Growth & Income        252 B   302 C   --------

7.  SIGNATURE(S) of owners  Exactly as Registered:

_________________________   _______________________         _________________
       Signature                    Signature                      Date


If you have any questions concerning this form, please call North American Funds at 1-800-872-8037.
After completing this form, return to:  North American Funds
                                        P.O. Box 8505
                                        Boston, MA 02266-8505